LOANS	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
LOANS

NOTE 3 – LOANS

The following table presents the Bank's loans by category as of December 31, 2011, and 2010 (dollars in thousands):

	2011	2010
Commercial and industrial:
Commercial	$60,448	$68,797
Other	2,601
Tax exempt municipal loans	25,130	28,163
Real estate
Construction	33,270	37,374
Commercial mortgages	152,539	156,704
Residential mortgages	196,913	221,748
Other	30,410	31,129
Retail loans	17,027	15,754
	518,338	559,669
Less:
Net unamortized loan origination fees	(536)	(490)
Allowance for possible loan losses	(9,200)	(9,420)
Total net loans	$508,602	$549,759

            The following table presents the maturities of the Bank's loans by category as of December 31, 2011 (dollars in thousands):

	Within One Year	One to Five Years	After Five Years	Total
Commercial, financial and agricultural	$ 40,135	$ 19,092	$ 3,822	$ 63,049
Tax exempt municipal loans	1,163	9,341	14,626	25,130
Real estate
Construction	10,236	12,919	10,115	33,270
Commercial mortgages	24,085	97,779	30,675	152,539
Residential mortgages	21,001	64,097	111,815	196,913
Other	2,254	13,617	14,539	30,410
Retail loans	10,923	6,073	31	17,027
Total	$ 109,797	$ 222,918	$ 185,623	$ 518,338

Loan Origination/Risk Management. The Corporation has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. Once it is determined that the borrower’s management possesses sound ethics and solid business acumen, the Corporation’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Corporation avoids financing single-purpose projects unless other underwriting factors are present to help mitigate risk. The Corporation also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2011, approximately half of the outstanding principal balance of the Corporation’s commercial real estate loans were secured by owner-occupied properties.

With respect to loans to developers and builders that are secured by non-owner occupied properties that the Corporation may originate from time to time, the Corporation generally requires the borrower to have had an existing relationship with the Corporation and have a proven record of success. Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Corporation until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Corporation originates consumer loans utilizing a computer-based credit scoring analysis to supplement the underwriting process. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by line and staff personnel. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, trend and outlook reports are reviewed by management on a regular basis. Underwriting standards for home equity loans are heavily influenced by statutory requirements, which include, but are not limited to, a maximum loan-to-value percentage of 80%, collection remedies, the number of such loans a borrower can have at one time and documentation requirements.

The Corporation contracts with a third party vendor to perform loan reviews.  The company reviews and validates the credit risk program on an annual basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The goal of the bank is to diversify loans to avoid a concentration of credit in a specific industry, person, entity, product, service, or any area vulnerable to a tax law change or an economic event. A concentration of credit occurs when obligations, direct or indirect, of the same or affiliated interests represent 15 percent or more of the bank's capital structure. The board of directors recognizes that the bank's geographic trade area imposes some limitations regarding loan diversification if the bank is to perform the function for which it has been chartered. Specifically, lending to qualified borrowers within the bank's trade area will naturally cause concentrations of real estate loans in the primary communities served by the bank and loans to employees of major employers in the area.

            The following table provides details regarding the aging of the Bank’s loan and lease portfolio:

December 31, 2011	30 - 89 Days past due	90 Days and greater Past Due*	Total past dues	Current	Total loans
Retail
Consumer loans	$73	$4	$77	$14,220	$14,297
Residential loans - first lien	4,487	365	4,852	132,980	137,832
Residential loans - junior lien	77	355	432	656	1,088
HELOC's	567	282	849	57,144	57,993
Other retail	1	-	1	25,699	25,700
Retail Totals	$5,205	$1,006	$6,211	$230,699	$236,910
Commercial
Commercial & industrial	$3,858	$1,419	$5,277	$55,171	$60,448
Non-farm, non-residential real estate	2,166	320	2,486	137,661	140,147
Construction & development	44	-	44	28,998	29,042
Multifamily real estate	-	-	-	4,095	4,095
Other commercial	1,441	159	1,600	46,096	47,696
Commercial Totals	$7,509	$1,898	$9,407	$272,021	$281,428
TOTAL	$12,714	$2,904	$15,618	$502,720	$518,338
December 31, 2010	30 - 89 Days Past Due	90 Days Past Due*	Total Past Dues	Current	Total Loans
Retail
Consumer loans	$229	$104	$333	$13,886	$14,219
Residential loans - first lien	420	1,819	2,239	150,436	152,675
Residential loans - junior lien	-	156	156	985	1,141
HELOC's	398	717	1,115	55,917	57,032
Other retail	14	358	372	28,711	29,083
Retail Totals	$1,061	$3,154	$4,215	$249,935	$254,150
Commercial
Commercial & industrial	$1,532	$725	$2,257	$57,741	$59,998
Non-farm, non-residential real estate	5,322	3,734	9,056	145,074	154,130
Construction & development	367	-	367	32,518	32,884
Other commercial	63	646	709	57,798	58,507
Commercial Totals	$7,284	$5,105	$12,389	$293,130	$305,519
TOTAL	$8,345	$8,259	$16,604	$543,065	$559,669
*Includes all loans on non-accrual and all bankruptcies

The following table shows loans as of December 31, 2011 related to each balance in the allowance for possible loan and lease losses by portfolio segment and disaggregated on the basis of the Bank’s impairment methodology (dollars in thousands):

	Commercial	Residential real estate	Consumer & other retail	Totals
Loans individually evaluated for impairment	$12,387	$1,217	$-	$13,604
Loans collectively evaluated for impairment	270,766	219,912	14,056	$504,734
Total	$283,153	$221,129	$14,056	$518,338

The following table summarizes the impaired loans by loan type as of December 31, 2011 and 2010:

2011	Unpaid Contractual Principal Balance	Recorded Investment with no allowance	Recorded Investment with allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial	$14,325	$3,724	$8,663	$12,387	$1,111	$12,769
Residential real estate	1,388	142	1,075	1,217	131	1,269
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038

2010	Unpaid Contractual Principal Balance	Recorded Investment with no allowance	Recorded Investment with allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial	$27,198	$9,215	$14,333	$23,548	$2,707	$24,274
Residential real estate	1,784	801	744	1,545	205	1,611
Total	$28,982	$10,016	$15,077	$25,093	$2,912	$25,885

            The average recorded investment in impaired loans was $12,715 in 2011 and $22,600 in 2010.  The loans in the above table that have been identified as impaired and not accruing interest total $11,469 for December 31, 2011 and $8,259 for December 31, 2010.  Interest received on those loans was approximately $959 in 2011 and $619 in 2010.  The gross interest income that would have been recorded if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, was $1,384, $958 and $1,600 for the years ended December 31, 2011, 2010 and 2009, respectively.

            Year-end non-accrual loans, segregated by class of loans, were as follows:

	2011	2010
Commercial & industrial	$5,030	$725
Other commercial	876	646
Commercial real estate	2,030	3,734
Residential real estate	3,129	2,692
Consumer loans	72	104
Other retail	332	358
	$11,469	$8,259

             The restructuring of a loan is considered a “troubled debt restructuring” if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses. Troubled debt restructurings during 2011 and 2010 are set forth in the following table.

	As of December 31,
	2011		2010
	Number of Contracts	Outstanding recorded Investment	Number of Contracts	Outstanding recorded Investment
Troubled debt restructurings:
Residential - prime	8	$ 1,197	7	$ 1,180
Consumer - other	24	6,733	30	13,644
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Defaulted troubled debt restructurings:
Residential - prime	1	$ 441	1	$ 29
Consumer - other	2	340	4	742

Certain related parties (primarily directors and senior officers of the Corporation or the Bank, including their affiliates, families and companies in which they hold 10% or more ownership) were customers of, and had loans and other transactions with, the Bank in the ordinary course of business.   An analysis of the activity with respect to such loans for the years ended December 31, 2011 and 2010 is shown in the table below (dollars in thousands).  These totals exclude loans made in the ordinary course of business to other companies with which neither the Corporation nor the Bank had a relationship other than the association of one of its directors in the capacity of officer or director.  These loan transactions were made on substantially the same terms as those prevailing at the time for comparable loans to other persons.  They did not involve more than the normal risk of collectability or present other unfavorable features.  No related party loans were charged off in 2011 or 2010.

	2011	2010
Balance at Beginning of Year	$4,361	$3,385
Additions	848	3,108
Amount Collected	(1,380)	(2,132)
Balance at End of Year	$3,829	$4,361

Credit Quality Indicators. As part of the on-going monitoring of the credit quality of the Corporation’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the weighted-average risk grade of commercial loans, (ii) the level of classified commercial loans, (iii) net charge-offs, (iv) non-performing loans  and (v) the general economic conditions in the State of Tennessee.

The Corporation uses a risk grading matrix to assign a risk grade to each of its commercials loans.  Loans are graded on a scale of 1 – 8.  A description of the general characteristics of the 8 risk grades is as follows:

Risk Rating 1:  Minimal Risk

General Characteristics:

  Substantially risk free

  Federal, state, or municipal subdivisions with acceptable investment grade credit rating.

  Large national, regional, or local entity with proven access to capital markets.

  Diversity in its line of business with stable and diversified sales base.

  Borrower is considered to be an industry leader with many consecutive years of strong profits and exhibits a financial condition, equity position, liquidity, and debt service capacity far exceeding industry norms.

  Borrower has an abundance of unpledged financeable assets coupled with superior cash generation capabilities.

  Industry conditions and trends are positive and strong.

  Borrower has strong management with evidence of management succession.

  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade A or higher.

  A cash secured loan with the cash on deposit in our bank or a guaranty from the Federal government also warrants this risk rating.

Risk Rating 2             Modest Risk

General Characteristics:

  Borrower shows strong profitability, liquidity, and capitalization better than industry norms and a strong market position in the region.

  Borrower may have limited access to public markets for short-term needs or capital requirements, but has ready access to alternative financing.

  Loans may be unsecured based on the financial strength of the borrower or secured by collateral that is considered liquid and marketable.

  Borrower has a proven history of profitability and financial stability.

  Borrower has a strong market position in its industry and has an abundance of financeable assets available to protect the bank’s position.

  Proven and steady management with good management succession.

  Borrower can withstand major market instabilities of short duration.

  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade BAA or higher.

Risk Rating 3             Average Risk

General Characteristics:

  Borrower shows a stable earnings history and financial condition in line with industry norms with indications that these trends will continue.

  The credit extension is considered sound, however elements may be present which suggest the borrower may not be free from temporary impairments in the future.

  Liquidity and leverage is in line with industry norms.

  Good management with acceptable management succession.

  Under most economic and business conditions has access to alternative financing but limited or no access to capital markets for short-term or capital needs.

  Borrower may be an individual with a sound financial condition and liquidity with proven historical income to repay the debt as scheduled.

  Credit extensions are generally secured by acceptable collateral.

Risk Rating 4             Acceptable Risk

General Characteristics:

  Credit is to a borrower with smaller margins of debt service coverage and with some elements of reduced financial strength.

  Borrower is generally in a lower average market position in its industry.

  Borrower shows satisfactory asset quality and liquidity, good debt capacity and coverage, and good management in critical positions.

  Management is of unquestioned character but management succession may be questionable.

  Borrower can obtain similar financing from other financial institutions.

  Interim losses or moderately declining earnings trends may occur, but the borrower has sufficient strength and financial flexibility to offset these issues.

  Credit may be to individuals with a moderately leveraged financial condition but with satisfactory liquidity and income to cover debt repayment requirements.

  Business borrowers may have moderate leverage, but must have historically consistent cash flow to cover debt service and other operating needs.

  Business borrowers may also have erratic or cyclical operating performances but should demonstrate strong equity positions to support these profitability swings.

  Asset-based loans that have stabilized and proven performance with the financial capacity to provide for annual clean up may qualify for this rating.

  Borrower has no access to capital markets but would be financeable by another financial institution or finance company.

  Credit extensions are generally secured by acceptable collateral.

Risk Rating 5             Pass / Watch

General Characteristics:

Loans considered for this risk rating require a heightened level of supervision.

A) Transitional, Event Driven – This category of risk rated 5 loans captures responses to early warning signals from a relationship and, therefore, signifies a specific, event-driven, transitional credit grade. The event is generally something unplanned or unexpected such as a death, a disaster, the loss of a major client, product line, or key employee; divorce, or health condition of the owner or key management person. The Risk Rating 5 category may be used in transitional upgrades as well as transitional downgrades of credit relationships.  Under these criteria, the risk rating 5 necessitates a plan of action to either upgrade the credit to a Pass rating (Risk Rating 1-4), downgrade the credit to a criticized asset, or exit the relationship within six months.

B) Ongoing Supervision Warranted - This risk rating may also be utilized to identify loans having inherent characteristics which warrant more than the normal level of supervision.  Loans meeting these criteria may include larger, more complex loans with unusual structures.  Loans, which, due to structure or nature of the collateral require above average servicing, may also be considered for this risk rating.  Unlike other criteria listed previously for the Pass / Watch risk rating, these particular characteristics tend not to be one-time or transitional in nature; therefore, these loans may be expected to remain in this risk rating category longer than six months.  A loan might remain in this risk rating category for its life or until the characteristic warranting the Pass / Watch rating can be eliminated or effectively mitigated.

  Borrowers may exhibit declining earnings, strained cash flow, increasing leverage, or weakening market positions that indicate a trend toward an unacceptable risk.

  Borrower’s liquidity, leverage, and earnings performance is below or trending below industry norms.

  Interim losses and other adverse trends may occur but not to the level that would impair the bank’s position.

  Borrower may be a newly formed company or in a new line of business or may be an established business with new or unproven management.  Borrower should be adequately capitalized, but may not yet have achieved stabilized cash flow.

  Borrower generally has a small market position in its industry.

  Borrower may be engaged in an industry that is experiencing an economic downturn or is particularly susceptible to uncontrollable external factors.

  Management is of good character although some management weakness may exist, including lack of depth or succession.

  Borrowers generally have limited additional debt capacity and modest coverage, and average or below-average asset quality, margins, and market share.

  Borrower’s ability to obtain financing from other financial institutions may be impaired.

  Credit to individuals with marginal financial condition and liquidity but with income still sufficient to service the debt.

Risk Rating 6                 Special Mention

A special mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

General Characteristics:

  Cash flow may not be sufficient to fund anticipated cash needs.

  Sufficiently or modestly sufficiently financeable assets are available to protect the bank’s position.

  Adverse trends in operations/profits or unbalanced position in the balance sheet but not to the point where repayment is in jeopardy.

  Borrower generally shows limited liquidity or high leverage.

  Borrower’s financial position is in the lower quartile of industry norms.

  Business exhibits a deteriorating market position in the industry.

  Management lacks depth and succession.

  Business is unable to withstand temporary setbacks without affecting repayment capability.

  Borrower is not financeable by another bank but possibly by a finance company or specialized lender.

Risk Rating 7             Substandard

A substandard asset is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected.

General Characteristics:

  The primary source of repayment no longer provides satisfactory support and repayment is dependant on secondary sources.

  A substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any.

  Normal repayment from the borrower is impaired although no loss of principal is envisioned.

  A partial loss of interest or principal will occur if the deficiencies are not corrected.

  Cash flow is generally not sufficient to fund anticipated cash needs.

  Financeable assets may not be sufficient to protect the bank’s position.

  Adverse trends in operations that jeopardized debt repayment may require the borrower to undertake a significant reorganization of financing or the business.

  Borrower shows poor liquidity and high leverage impairing the repayment of the debt in accordance with agreed upon terms.

  Management lacks depth and succession; may be inexperienced or of questionable character.

  Borrower’s market position in the industry is deteriorating.

  Borrower is not financeable by another bank or finance company.

Risk Rating 8        Doubtful

An asset classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

General Characteristics:

  Inadequate primary source of repayment.  Assumes a less than satisfactory secondary source of repayment on a most-likely case basis.  There may be an adequate secondary source of repayment on a best-case basis.

  Borrowers have the same weaknesses found in Substandard borrowers.

  Loss probability is extremely high but because of certain important and reasonably specific factors that may work to strengthen the loan, its classification as an estimated loss is deferred until a more exact status may be determined.

  Pending factors may include proposed merger or acquisition; liquidation procedures; capital injections; perfecting liens on additional collateral; and refinancing plans.

  Cash flow is insufficient to fund cash needs.

  Financeable assets are insufficient to protect the bank’s position.

  Source of debt repayment is dependent on liquidation of assets with a probable loss.

  Borrower may no longer be a going concern, or may not exist as a going concern for the foreseeable future.

  No alternative financing sources exist.

The following table presents risk grades and classified loans by class of commercial loan (dollars in thousands):

Commercial Loan Portfolio: Credit risk profile by internally assigned grade	Commercial & Industrial	Non-Farm, Non-Residential Real Estate Loans	Construction & Development	Commercial Loans Secured by Residential R/E	All Other Commercial Loans	Commercial Loan Totals

Pass	$50,163	$132,291	$27,613	$2,979	$44,837	$257,883
Special Mention	4,137	4,232	504	439	-	9,312
Substandard	1,692	2,033	925	677	1,480	6,807
Doubtful	4,456	1,591	-	-	1,379	7,426
TOTALS	$60,448	$140,147	$29,042	$4,095	$47,696	$281,428
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification	Consumer Loans	Single-Family Residential**	All Other Retail Loans	Retail Loan Totals
Performing	$14,225	$193,784	$25,368	$233,377
Non-performing*	72	3,129	332	3,533
TOTALS	$14,297	$196,913	$25,700	$236,910

 *Loans are classified as non-performing loans and are automatically placed on non-accrual status once they reach 90 days past due
**Single-family residential loans includes primary liens, closed-end secondary liens, residential construction loans, and home equity lines of credit